Revenue (Tables)	12 Months Ended
Jun. 30, 2020
Text block [abstract]
Summary of Revenue by Segment and Asset
Revenue by segment and asset

	2020	2019	2018
	US$M	US$M	US$M
Australia Production Unit	361	507	568
Bass Strait	1,102	1,237	1,285
North West Shelf	1,076	1,657	1,400
Atlantis	561	979	833
Shenzi	277	540	576
Mad Dog	216	319	229
Trinidad/Tobago	191	287	161
Algeria	159	258	234
Third party products	39	10	12
Other	88	136	110

Total Petroleum (1)	4,070	5,930	5,408

Escondida	6,719	6,876	8,346
Pampa Norte	1,395	1,502	1,831
Olympic Dam	1,463	1,351	1,255
Third party products	1,089	1,109	1,349

Total Copper (2)	10,666	10,838	12,781

Western Australia Iron Ore	20,663	17,066	14,596
Third party products	15	32	54
Other	119	157	160

Total Iron Ore	20,797	17,255	14,810

Queensland Coal	5,357	7,679	7,388
New South Wales Energy Coal	885	1,421	1,499
Third party products	–	19	2
Other	–	2	–

Total Coal (3)	6,242	9,121	8,889

Group and unallocated items (4)	1,219	1,225	1,329
Inter-segment adjustment	(63)	(81)	(88)

Total revenue	42,931	44,288	43,129

(1)
Total Petroleum revenue includes: crude oil US$2,033 million (2019: US$3,171 million; 2018: US$2,933 million), natural gas US$980 million (2019: US$1,259 million; 2018: US$1,124 million), LNG US$774 million (2019: US$1,179 million; 2018: US$920 million), NGL US$198 million (2019: US$263 million; 2018: US$294 million) and other US$85 million (2019: US$58 million; 2018: US$137 million).

(2)
Total Copper revenue includes: copper US$10,044 million (2019: US$10,215 million; 2018: US$12,059 million) and other US$622 million (2019: US$623 million; 2018: US$722 million). Other consists of silver, zinc, molybdenum, uranium and gold.

(3)	Total Coal revenue includes: metallurgical coal US$5,311 million (2019: US$7,568 million; 2018: US$7,331 million) and energy coal US$931 million (2019: US$1,553 million; 2018: US$1,558 million).

(4)	Group and unallocated items revenue includes: Nickel West US$1,189 million (2019: US$1,193 million; 2018: US$1,297 million) and other revenue US$30 million (2019: US$32 million; 2018: US$32 million).